DWS Government and Agency Securities Portfolio Annual Fund Operating Expenses - Government Cash Managed Shares [Member] - DWS Government and Agency Securities Portfolio - Government Cash Managed Shares
Apr. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.42%